Share-Based Payment - Schedule of the Compensation Cost Related to all of the Company’s Equity-Based Awards (Details) - Share based compensation [Member] - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment - Schedule of the Compensation Cost Related to all of the Company’s Equity-Based Awards (Details) [Line Items]
Research and development	₪ 145	₪ 354	₪ 362
Sales and marketing
General and administrative	453	624	795
Total	₪ 598	₪ 978	₪ 1,157